Transfer of financial assets, assets pledged and received as collateral	12 Months Ended
Dec. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Transfer of financial assets, assets pledged and received as collateral
42 Transfer of financial assets, assets pledged and received as collateral
Financial assets pledged as collateral
The financial assets pledged as collateral consist primarily of Loans and advances to customers pledged to secure Debt securities in issue, deposits from the Dutch Central Bank and other banks, as well as debt securities used in securities lending or sale and repurchase transactions. They serve to secure margin accounts and are used for other purposes required by law. Pledges are generally conducted under terms that are usual and customary for collateralised transactions including standard sale and repurchase agreements, securities lending and borrowing and derivatives margining. The financial assets pledged are as follows:

Financial assets pledged as collateral
in EUR million	2022	2021
Banks
– Cash and balances with central banks	364	465
– Loans and advances to banks	4,007	3,310
Financial assets at fair value through profit or loss	17,079	15,334
Financial assets at fair value through OCI	2,142	2,320
Securities at amortised cost	3,578	4,468
Loans and advances to customers	98,917	118,868
Other assets	596	796
	126,682	145,560
In addition, in some jurisdictions ING Bank N.V. has an obligation to maintain a reserve with central banks. As at 31 December 2022, the minimum mandatory reserve deposits with various central banks amount to EUR 11,108 million (2021: EUR 10,625 million).
Financial assets received as collateral
The financial assets received as collateral that can be sold or repledged in absence of default by the owner of the collateral consists of securities obtained through reverse repurchase transactions and securities borrowing transactions.
These transactions are generally conducted under standard market terms for most repurchase transactions and the recipient of the collateral has unrestricted right to sell or repledge it, provided that the collateral (or equivalent collateral) is returned to the counterparty at term.

Financial assets received as collateral
in EUR million	2022	2021
Total received collateral available for sale or repledge at fair value
– equity securities	22,847	27,553
– debt securities	103,723	67,696

of which sold or repledged at fair value
– equity securities	18,613	23,330
– debt securities	66,636	50,366
Transfer of financial assets
The majority of ING's financial assets that have been transferred, but do not qualify for derecognition are debt instruments used in securities lending or sale and repurchase transactions.

Transfer of financial assets not qualifying for derecognition
	Securities lending				Sale and repurchase
	Equity		Debt		Equity		Debt [2]
in EUR million	2022	2021	2022	2021	2022	2021	2022	2021
Transferred assets at carrying amount
Financial assets at fair value through profit or loss	2,087	3,109			6,357	4,384	7,178	5,863
Financial assets at fair value through other comprehensive income			499				453	527
Loans and advances to customers							4,637	4,386
Securities at amortised cost			435				261	992

Associated liabilities at carrying amount[1]
Financial liabilities at fair value through profit or loss	n/a	n/a	n/a	n/a	6,245	4,130	8,932	7,538
1The table includes the associated liabilities which are reported after offsetting, compared to the gross positions of the encumbered assets.
2The prior period on Financial assets at fair value through other comprehensive income and Securities at amortised cost has been updated to improve consistency and comparability
The table above does not include assets transferred to consolidated securitisation entities as the related assets remain recognised in the consolidated statement of financial position. Transferred financial assets that are derecognised in their entirety are mentioned in Note 49 'Structured entities'.